SHARE-BASED PAYMENTS - (Summary of Equity Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 29, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of Share
Replaced	1,377,730
Weighted Average Exercise Price
Granted (replacement option)			$ 30,000
Employees and Directors [Member]
Number of Share
Outstanding, December 31, 2016		7,241,667
Granted (new options)		60,964
Granted (replacement options)		153,036
Forfeited (up to the replacement)		(235,194)
Forfeited (after the replacement)		(586,874)
Expired		(209,632)
Exercised		(368,320)
Replaced		(1,377,730)
Vested and expected to vest at December 31, 2017		7,241,667
Exercisable at December 31, 2017		5,796,713
Weighted Average Exercise Price
Outstanding, December 31, 2016		$ 15.38
Granted (new option)		17.53
Granted (replacement option)		18.10
Forfeited (up to the replacement)		22.38
Forfeited (after the replacement)		23.65
Expired		27.89
Exercised		11.92
Replaced		28.92
Outstanding, December 31, 2017		11.93	15.38
Vested and expected to vest at December 31, 2017		11.93
Exercisable at December 31, 2016		9.77
Weighted Average Grant Date Fair Value
Outstanding, December 31, 2016		5.77
Granted (new option)		8.22
Granted (replacement option)		8.45
Forfeited (up to the replacement)		9.28
Forfeited (after the replacement)		8.93
Expired		8.25
Exercised		4.59
Replaced		9.02
Outstanding Ending Balance		5.51	$ 5.77
Vested and expected to vest at December 31, 2017		5.51
Exercisable at December 31, 2017		$ 4
Weighted Average Remaining Contractual Term
Outstanding Beginning Balance		6 years 2 months 12 days
Outstanding Ending Balance		5 years 4 days
Vested and expected to vest at December 31, 2016		5 years 4 days
Exercisable at December 31, 2016		3 years 6 months
Aggregated Intrinsic Value
Outstanding Beginning Balance		$ 10,011
Outstanding Ending Balance		136,242	$ 10,011
Vested and expected to vest at December 31, 2016		136,242
Exercisable at December 31, 2016		$ 123,795